Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Line Items]
Antidilutive securities excluded from earnings per share computation, shares	2,200,000	2,900,000	3,100,000
Antidilutive securities included from diluted weighted average shares computation, shares	2,999,938	40,900,000	30,700,000
Restricted Stock Units and Restricted Stock Awards [Member]
Earnings Per Share [Line Items]
Antidilutive securities included from diluted weighted average shares computation, shares		2,400,000